Marketable Securities (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Proceed from issuance of common stock		85,000	267,810	4,006,971
Teryl Resources Corp. [Member]
Common stock purchase or sold, shares		200,000
Proceed from issuance of common stock		15,421
Common stock issuance cost		53,261